Summary of Significant Accounting Policies (Details)							12 Months Ended
		Aug. 27, 2025 $ / shares shares	Jul. 02, 2025 $ / shares shares	Jun. 26, 2025 USD ($) $ / shares shares	Nov. 10, 2023 USD ($) shares	Nov. 08, 2023 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares		Sep. 30, 2024 USD ($) $ / shares shares		Sep. 30, 2023 USD ($) shares	Sep. 30, 2025 HKD ($) shares	Sep. 02, 2025 USD ($) $ / shares shares	Jul. 21, 2025 $ / shares	Apr. 28, 2025 USD ($) $ / shares shares	Sep. 30, 2024 HKD ($) shares	May 29, 2023 shares	May 22, 2023 USD ($) $ / shares shares	Sep. 30, 2022 shares
Summary of Significant Accounting Policies [Line Items]
Authorized share capital (in Dollars) | $																		$ 50,000
Ordinary shares, shares authorized	[1]						500,000,000		500,000,000			500,000,000				500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.2	[1]	$ 0.2	[1]			$ 0.2
Ordinary shares, shares issued	[1]						1,526,113		74,656			1,526,113				74,656
Ordinary shares, shares outstanding	[1]						1,526,113		74,656			1,526,113				74,656
Gross proceeds (in Dollars) | $							$ 5,290,000
Aggregate gross proceed (in Dollars) | $				$ 15,000,000
Ordinary units issued				16,093,133
Ordinary share				1
Purchase of each warrants				1
Reverse stock split			200
Management shares													100,000,000
Allowance for expected credit loss (in Dollars) | $							$ 28,906		$ 57,872
Exchanges rates							7.8					7.8
Cash balances (in Dollars) | $							$ 7,505,388		2,296,462
Foreign exchange gains (in Dollars) | $							138,223		156,937		$ 118,508
Foreign exchange loss (in Dollars) | $							$ 138,223
Deposit (in Dollars) | $												$ 800,000
Contract assets due							90 days					90 days
Contract assets (in Dollars) | $							$ 553,218		897,409
Allowance for expected credit loss for contract assets (in Dollars) | $							5,839		14,940		12,401
Deferred costs (in Dollars) | $							374,286		374,286
Impairment loss (in Dollars) | $
Operating leases with a term							1 year					1 year
Dilution shares							0
Bank guarantee (in Dollars) | $												$ 1,040,000				$ 1,040,000
Pledged bank deposit (in Dollars) | $
Government grants (in Dollars) | $											$ 1,859
Series A Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of each warrants				1
Pre-funded warrants							21,739,130					21,739,130
Series B Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of each warrants				1
Pre-funded warrants				16,093,133			21,739,130					21,739,130
Pre-funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of each warrants				1
Board of Directors [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.001											$ 0.2
Globavend Holdings Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares authorized							1,526,213					1,526,213
Globavend Holdings Limited [Member] | Reorganization [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares issued							13,125,000					13,125,000
Ordinary shares, shares outstanding							13,125,000					13,125,000
Globavend Investments Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of effective ownership							100.00%					100.00%
Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.001									$ 0.2		$ 0.001
Ordinary shares, shares issued																	1
Ordinary shares, shares outstanding	[2]						1,526,113		74,656		65,625	1,526,113				74,656			65,625
Gross proceeds (in Dollars) | $							$ 15,000,000
Issuance of new ordinary shares	[2]								7,500
Ordinary units issued				5,645,997
Ordinary Shares [Member] | Globavend Holdings Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares authorized									500,000,000							500,000,000		50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.2		$ 0.2									$ 0.001
Ordinary shares, shares issued							1,526,113		74,656			1,526,113				74,656		13,125,000
Ordinary shares, shares outstanding							1,526,113		100			1,526,113				100
Share Subscription Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares authorized		100
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.2											$ 0.2
Management shares		100											2,000,000
Mr. Wai Yiu Yau [Member] | Share Subscription Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.2
Management shares		100					96,154					96,154
Shares designated		100
Carrying votes		1,000,000
Accounts Receivable, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for expected credit loss (in Dollars) | $							$ 23,067		$ 42,932
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Authorized share capital (in Dollars) | $													$ 2,000,000
Minimum [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares authorized													10,000,000		50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.2		$ 0.001
Authorized share capital (in Dollars) | $															$ 50,000
Maximum [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares authorized													500,000,000		2,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.2		$ 0.001
Authorized share capital (in Dollars) | $													$ 100,000,000		$ 2,000,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Gross proceeds (in Dollars) | $					$ 5,300,000
Issuance of new ordinary shares						1,500,000
Initial Public Offering [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Gross proceeds (in Dollars) | $						$ 3
Issuance of new ordinary shares					1,500,000

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025.
[2]	Retrospectively applied for effect of Reverse stock split on July 21, 2025.